UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Class A Ordinary shares	Class A	Class B Ordinary shares	Class B	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total
Beginning balance at Mar. 31, 2023	$ 2,082		$ 118		$ 5,346,674	$ 492,992	$ 9,402,977	$ (425,082)	$ 14,819,761
Beginning balance (in shares) at Mar. 31, 2023	20,822,675		1,177,325
Appropriation to statutory reserve						191,063	(191,063)
Net income							2,471,757		2,471,757
Foreign currency translation adjustment								(920,145)	(920,145)
Ending balance at Sep. 30, 2023	$ 2,082		$ 118		5,346,674	684,055	11,683,671	(1,345,227)	16,371,373
Ending balance (in shares) at Sep. 30, 2023	20,822,675		1,177,325
Beginning balance at Mar. 31, 2024	$ 2,082		$ 118		5,346,674	741,584	13,720,353	(1,176,124)	$ 18,634,687
Beginning balance (in shares) at Mar. 31, 2024	20,822,675	20,822,675	1,177,325	1,177,325					22,000,000
Appropriation to statutory reserve						76,881	(76,881)
Net income							1,927,195		$ 1,927,195
Foreign currency translation adjustment								603,745	603,745
Ending balance at Sep. 30, 2024	$ 2,082		$ 118		$ 5,346,674	$ 818,465	$ 15,570,667	$ (572,379)	$ 21,165,627
Ending balance (in shares) at Sep. 30, 2024	20,822,675	20,822,675	1,177,325	1,177,325					22,000,000